Employee Benefits	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Employee Benefits	EMPLOYEE BENEFITS
Until December 31, 2015, PEMEX only had defined benefit pension plans for the retirement of its employees, to which only PEMEX contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, PEMEX also has a defined contribution pension plan, in which both PEMEX and the employee contribute to an employee’s individual account.
Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. PEMEX has established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.
For the defined benefit plan, PEMEX funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated with the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.
On March 19, 2025, pursuant to the 2025 Petróleos Mexicanos Law, the dissolution of Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics took effect. All of the assets, liabilities, rights and obligations of the subsidiary entities, including all labor liabilities, were assumed by, and transferred to Petróleos Mexicanos, which became the successor of the subsidiary entities as a matter of Mexican Law (Note 1). Accordingly, the figures reported in this note include the labor liabilities of the business segments (see Note 6).
The following table shows the amounts associated with PEMEX’s labor obligations:

	December 31,
	2025		2024
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,457,536,764	Ps.	1,220,486,347
Liability for other long-term benefits	12,522,799		12,103,548
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,470,059,563	Ps.	1,232,589,895
The amount reflected in Employee Benefit at the end of the year includes both the defined benefit plan (DB) and the defined contribution plan (DC). As for the defined contribution scheme, the Assets (liabilities) recognized in the balance sheet (DC-guarantee) went from Ps. 6,646,477 in 2024 to Ps. 6,697,432 in 2025. The expense in the statement of comprehensive income (net cost for the period, DC-guarantee) was Ps.1,310,945 and Ps. 1,188,784 as of December 2024 and 2025, respectively.
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2025		2024
Liability for defined benefits at the beginning of the year	Ps.	1,220,486,347	Ps.	1,360,042,062
Current Service cost	25,203,473		23,112,133
Net interest	132,307,251		123,384,081
Liquidation event loss	(34,854)		—
Defined benefits paid by the fund	(7,414,866)		(7,910,227)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)	184,295,367		(253,363,361)
Change in demographic assumptions (1)	3,949,508		15,407,718
For experience during the year (1)	(13,045,339)		42,539,216
Assets of the plan during the year (1)	(361,843)		451,875
Contributions paid to the fund	(87,848,280)		(83,177,150)
Defined benefit liabilities at end of year	Ps.	1,457,536,764	Ps.	1,220,486,347
(1)The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net for Ps.(173,640,083) generated in the period from January to December 2025 correspond to the decrease in the discount rate from 11.28% in 2024 to 9.95% in 2025 as well as the changes in obligations for movements in the population, age, seniority, salary, pensions and benefits. In 2024, as a result of the review of actuarial assumptions, the assumptions related to family composition and the type of pension arising from the death of retirees, salary increases and promotions, as well as the probability of retirement of active personnel, were updated. The impact of these changes was considered in the final figures.

	December 31,
Changes in pension plan assets	2025		2024
Plan assets at the beginning of year	Ps.	2,193,747	Ps.	2,176,432
Return on plan assets	58,009		194,602
Payments by the pension fund	(85,713,034)		(82,848,765)
Company contributions to the fund	87,848,280		83,177,150
Actuarial (gains) losses in plan assets	361,843		(451,875)
Adjustment to the Defined Contribution Plan (1)	1,508		(53,797)
Pension plan assets at the end of year	Ps.	4,750,353	Ps.	2,193,747
(1) The concepts come from the valuation of PMI´s liabilities.
The Labor Fund reduction was due to budgetary requirements derived from the need to meet a financial balance goal in cash flow. In this sense, during 2020 PEMEX’s administration implemented a strategy and the contributions to the Fund are scheduled and executed taking into account the initial balance plus the cost of payrolls and retirements for the year, maintaining a minimum operating balance without the operational continuity risk or payment to personnel.
Derived from the Federal Government Contribution due to the Modification of the Pension Plan of PEMEX, from January to December, 2025, PEMEX contributed Ps. 17,398,280 in interest.

From January 1 to December 31, 2025, interest generated by the total of Government Bonds amounted Ps. 1,759,219 of which Petróleos Mexicanos received the payment of Ps. 1,819,299 (see Note 14).

Expected payments for fiscal year 2025 are Ps. 98,510,148.
As of December 31, 2025 and 2024, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2025		2024
Cash and cash equivalents	Ps.	2,506,395	Ps.	113,020
Debt instruments	2,243,958		2,080,727
Total plan assets	Ps.	4,750,353	Ps.	2,193,747

	December 31,
Changes in Defined Benefit Obligations (DBO)	2025		2024
Defined benefit obligations at the beginning of the year	Ps.	1,222,680,092	Ps.	1,362,164,696
Service costs	12,244,394		15,122,465
Financing costs	132,434,039		123,578,683
Past service costs	12,890,300		7,989,668
Payments by the fund	(93,127,900)		(90,758,993)
Amount of actuarial (losses) gains recognized in other comprehensive results due to:
Change in financial assumptions (1)	184,295,367		(253,363,361)
Change in demographic assumptions (2)	3,949,508		15,407,718
For experience during the year (3)	(13,045,339)		42,539,216
Reductions	(33,344)		—
Defined benefit obligations at the end of year	Ps.	1,462,287,117	Ps.	1,222,680,092
(1)The variations in financial assumptions are due to the decrease in the discount rate from 11.28% in 2024 to 9.95% in 2025.
(2)The main factor that influenced the actuarial loss due to changes in demographic assumptions in 2025 was primarily the update of the mortality table for retirees. In 2024, derived from the review of the actuarial assumptions, the assumptions of family composition and type of pension derived from the death of retirees, the salary increase and promotions, as well as the probability of retirement of active personnel were updated, the impact of which was considered in the final figures.
(3)Changes in assumptions for experience depend on factors that may not remain constant year to year, including changes in population that differ from expectations. The factors that influenced results for 2025 were an increase in salaries, departures and inflows of personnel.

The effects on the Defined Benefits Liability upon retirement and post-employment at the end of the period are:
•The effect of an increase or decrease of one percentage point in the discount rate is (9.74)% and 11.78%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the inflation rate is 7.49% and (6.51)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the wage is 1.01% and (0.91)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in medical services is 2.17% and (1.75)%, respectively, in defined benefit obligations.
The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.
Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the Comisión Nacional de Seguros y Fianzas (National Commission of Insurance and Bonds) and include improvements. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based PEMEX’s experience . The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.
PEMEX’s plan assets is held in the FOLAPE trusts, which are managed by BBVA México, S.A., Institución de Banca Múltiple, Grupo Financiero BBVA México and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts. As of December 31, 2025, FOLAPE has a balance of Ps. 2,450,419, while the remaining Ps. 2,299,934 belong to affiliate companies that are in charge of managing their own funds.
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2025 and 2024:

	Fair value measurements as of December 31, 2025
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	2,506,395	Ps.	—	Ps.	—	Ps.	2,506,395
Debt instruments	2,243,958		—		—		2,243,958
Total	Ps.	4,750,353	Ps.	—	Ps.	—	Ps.	4,750,353

	Fair value measurements as of December 31, 2024
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	113,020	Ps.	—	Ps.	—	Ps.	113,020
Debt instruments	2,080,727		—		—		2,080,727
Total	Ps.	2,193,747	Ps.	—	Ps.	—	Ps.	2,193,747
As of December 31, 2025 and 2024, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2025	2024
Rate of increase in salaries	5.20%	5.20%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.95%	11.28%
Average length of obligation (years)	11.40	10.91
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate decreased compared to the end of 2024.
Other long-term benefits
PEMEX has established other long-term benefit plans for their employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.
The amounts recognized for other long-term obligations are as follows:

	December 31,
Change in the liability for defined benefits	2025		2024
Liabilities for defined benefits at the beginning of year	Ps.	12,103,548	Ps.	12,417,151
Charge to income for the year	2,605,582		2,853,364
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	1,670,146		(3,008,011)
Change in demographic assumptions	(83,489)		1,536,223
For experience during the year	(3,772,988)		(1,695,179)
Liabilities for defined benefits at the end of year	Ps.	12,522,799	Ps.	12,103,548
The expected long-term benefit payments for 2025 amount to Ps. 484,258.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are:
•The effect of an increase or decrease of one percentage point in the discount rate is (11.38)% and 14.37%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the inflation is 0.00% and 0.00%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the wage is 3.38% and (3.08)%, respectively in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in medical services is 6.34% and (4.66)%, respectively, in defined benefit obligations.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2025	2024
Rate of increase in salaries	5.20%	5.20%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.95%	11.28%
Average length of obligation (years)	11.40	10.91
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2025, the discount rate decreased as compared to 2024.